Risk and capital management (Details) kr in Millions	12 Months Ended
	Dec. 31, 2025 SEK (kr) item	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 SEK (kr)
Risk and capital management
Net credit losses	kr (429)	kr (93)	kr (585)
Capital ratio	23.10%	22.20%
Common Equity Tier 1 capital ratio	23.10%	22.20%
Leverage ratio	9.50%	9.60%
LCR	611.00%	583.00%
NSFR	120.00%	129.00%
Additional capital - Pillar 2 guidance	1.00%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%
Total risk-based capital requirement	16.10%	17.30%
CET1 ratio requirements inclusive Pillar 2 guidance	11.30%	12.20%
Number of lines of defense for risk management and risk control | item	3
Period for capital adequacy assessments	3 years
Bottom of range
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	2.00%
Common Equity Tier I ratio excess over capital adequacy requirement, target	4.00%
Top of range
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	7.00%
Common Equity Tier I ratio excess over capital adequacy requirement, target	7.00%
Credit risk
Risk and capital management
Risk amount	kr 8,000	kr 7,700
Market risk
Risk and capital management
Risk amount	1,500	1,000
Operational risk
Risk and capital management
Risk amount	kr 400	kr 400